Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 435,799	$ 320,722
Finished goods	448,668	553,682
Provision for inventory write downs	(56,414)	(79,549)
Total inventories, net	$ 828,053	$ 794,855